OTHER EXPENSE, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Doubtful debt provision	$ 3,000	$ 2,000
Change in liability for future earn-out	689	(59)
Other	683	(792)
Total other expense, net	$ 4,372	$ 1,149